OTHER INCOME	6 Months Ended
Jun. 30, 2019
Other Income and Expenses [Abstract]
OTHER INCOME
NOTE 6:-	OTHER INCOME

The Company had other income, net of $877 in first six months of 2019, primarily as a result of the receipt of an insurance payment associated with a claim for damages incurred during 2018 to one of the Company’s manufacturing machines.